Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Intangible assets, net (Details)	Dec. 31, 2023
Non-compete agreements
Intangible Assets
Estimated life (years)	5 years
Other Intangible
Intangible Assets
Estimated life (years)	10 years